Fair Value Measurements, Derivative Instruments and Hedging Activities - Sale and Impairment of Ships (Details) $ in Millions	3 Months Ended
	Nov. 30, 2014 USD ($) Passenger	May 31, 2014 USD ($) Passenger
Grand Holiday
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger	1,440
Impairment of long-lived assets to be disposed of | $	$ 31
Grand Celebration
Property, Plant and Equipment [Line Items]
Passenger Capacity | Passenger		1,490
Impairment of long-lived assets to be disposed of | $		$ 22